Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent Events
The Company has evaluated subsequent events from the Condensed Consolidated Balance Sheet date through the date the Unaudited Condensed Consolidated Financial Statements were issued.
The Company entered into the Second Amendment with an effective date of June 30, 2022, as described in Note 7,
Debt
. Restricted cash and cash equivalents in the Condensed Consolidated Balance Sheet at June 30, 2022 reflects the impact of the Second Amendment.
There have been no other events or transactions that occurred subsequent to June 30, 2022 that require recognition or disclosure.

17. Subsequent Events
The Company has evaluated subsequent events from the Consolidated Balance Sheet date through March 30, 2022, the date the Consolidated Financial Statements were issued.
On March 14, 2022, the Company entered into a definitive agreement to acquire California-based complementary indoor farming company Hollandia Produce Group, Inc., which operates under the name Pete’s, for total consideration of $122.5 million, subject to customary adjustments. The Pete’s Acquisition consideration will be comprised of $92.5 million in cash, expected to be provided pursuant to Local Bounti’s existing lending facility with Cargill, and the remaining $30.0 million of consideration payable in shares of Local Bounti common stock.
On March 14, 2022, in connection with the Pete’s Acquisition, Pete’s also entered into a purchase and sale agreement with STORE to acquire all of the properties currently being leased by Pete’s pursuant to certain sale- leaseback
agreements between Pete’s and STORE for an aggregate purchase price of $25.8 million to be paid by Local Bounti in connection with the closing of the
Pete’s
Acquisition, but not included in the total consideration set forth above.
On March 14, 2022, the Company entered into an Amendment to amend the Original Credit Agreements and the Original Facilities. The Amendment provides that, subject to and upon the closing of the Pete’s Acquisition, (a) the Pete’s Acquisition will be funded pursuant to the Amended Facilities, (b) the aggregate commitment amount of the Original Facilities will be reduced to $170.0 million which is anticipated to be the amount necessary to fund the Pete’s Acquisition, the Property Acquisition, the updating of the facilities to be acquired in the Pete’s Acquisition with the Company’s Stack &
Flow Technology
™
and
certain expansion at one facility, (c) the minimum liquidity covenant will be reduced from
 $30 million to $20 million (inclusive of existing restricted cash on the Consolidated Balance Sheets) and (d) the interest rate of each of the Senior Facility and the Subordinated Facility will increase by 2%, among other matters. As part of the Amendment, the Company agreed to (i) pay a $2.0 million amendment fee and (ii) issue 1,932,931 shares of Common Stock to Cargill Financial upon the closing of the Pete’s Acquisition.
There have been no other events or transactions that occurred subsequent to December 31, 2021 that require recognition or disclosure.